Consolidated Statements of Changes in Equity $ in Thousands	Share capital [member] USD ($) shares	Reserves Share Options and Restricted Share Rights [member] USD ($)	Reserve Share Purchase Warrants [member] USD ($)	Retained Earnings (deficit) [member] USD ($)	Accumulated Other Comprehensive Income (Loss) [member] USD ($)	USD ($) shares
Equity at beginning of period at Dec. 31, 2015	$ 491,769	$ 10,351	$ 13,017	$ (60,926)	$ (51,560)	$ 402,651
Equity, shares, beginning at Dec. 31, 2015 | shares	128,880,314
Shares issued	$ 57,500					57,500
Shares issued, shares | shares	12,921,400
Options exercised	$ 7,609	(2,199)				5,410
Options exercised, shares | shares	1,516,402
Vesting of restricted share rights	$ 360	(360)
Vesting of restricted share rights, shares | shares	79,858
Acquisition and cancellation of common shares (normal course issuer bid)	$ (2,280)					(2,280)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares	(619,999)
Share issuance costs (net of deferred tax of $1.0 million)	$ (2,807)					(2,807)
Shares issued for acquisition of royalties and other	$ 20,934					20,934
Shares issued for acquisition of royalties and other, shares | shares	9,153,307
Share based payments		3,106				3,106
Total comprehensive income				25,254	17,537	42,791
Equity at end of period at Dec. 31, 2016	$ 573,085	10,898	13,017	(35,672)	(34,023)	527,305
Equity, shares, ending at Dec. 31, 2016 | shares	151,931,282
Options exercised	$ 3,127	(1,114)				2,013
Options exercised, shares | shares	797,128
Warrants exercised	$ 3,911		(2,803)			1,108
Warrants exercised, shares | shares	1,059,242
Vesting of restricted share rights	$ 1,035	(1,035)
Vesting of restricted share rights, shares | shares	319,394
Expiration of unexercised warrants	$ 7,874		(7,874)
Acquisition and cancellation of common shares (normal course issuer bid)	$ (17,729)					$ (17,729)
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares	(4,106,772)					(4,106,772)
Issuance of Mariana Resources Ltd. replacement equity awards		3,207	5,578			$ 8,785
Financing costs and other	$ 8					8
Shares issued for acquisition of Mariana Resources Ltd.	$ 122,569					122,569
Shares issued for acquisition of Mariana Resources Ltd., shares | shares	32,685,228
Share based payments		3,785				3,785
Total comprehensive income				10,537	(6,711)	3,826
Equity at end of period at Dec. 31, 2017	$ 693,880	$ 15,741	$ 7,918	$ (25,135)	$ (40,734)	$ 651,670
Equity, shares, ending at Dec. 31, 2017 | shares	182,685,502